GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 53,377	$ 7,313	¥ 44,562	¥ 20,055
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	45,656		38,668	16,326
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 7,721		¥ 5,894	¥ 3,729